INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income taxes [Abstract]
INCOME TAXES	INCOME TAXES
    Income tax expense is as follows:

	For the years ended December 31,
	2020	2019	2018
	(€ thousand)
Current tax expense	120,115	137,303	95,076
Deferred tax (benefit)/expense	(62,474)	32,145	66,325
Taxes relating to prior periods	514	7,208	(145,084)
Total income tax expense	58,155	176,656	16,317
    The Italian Group’s entities participate in a group Italian tax consolidation under Ferrari N.V..
    In the fourth quarter of 2020, Ferrari benefited from the measures introduced in Italy by the art. 110 of the Law Decree n. 104/2020, converted in the Law n. 126/2020, enacting “Urgent measures to support and relaunch the economy”, which reopened the voluntary step up of tangible and intangible assets, with the application of a substitute tax at a rate of 3 percent. In particular, Ferrari S.p.A. benefited from the one-time partial step-up of its trademark for tax purposes, which resulted in the recognition in 2020 of deferred tax assets for €83,700 thousand and a substitute tax liability for €9,000 thousand, resulting in a net tax benefit of €74,700 thousand. The deferred tax asset will be utilized over a 20-year period and the substitute tax will be paid in three equal annual installments starting in 2021. There was no cash effect in 2020.
In September 2018, the Group signed an agreement with the Italian Revenue Agency in relation to the Patent Box tax regime, which provides tax benefits for companies that generate income through the use, both direct and indirect, of copyrights, patents, trademarks, designs and know-how. The agreement related to the five-year period from 2015 to 2019. The Patent Box tax benefit relating to the years 2015 to 2017 amounted to approximately €141 million and was recorded within taxes relating to prior periods in 2018. The Group is applying the Patent Box tax regime for the period from 2020 to 2024, in line with currently applicable tax regulations in Italy. Starting in 2020 Ferrari self-determines the income eligible for the Patent Box regime and will recognize the Patent Box tax benefit in three equal annual installments in 2020, 2021 and 2022.
In addition to the Patent Box tax benefit relating to the years 2015 to 2017 which was recorded within taxes relating to prior periods in 2018 as mentioned above, taxes relating to prior periods are primarily attributable to the agreements reached with the Italian Revenue Agency for the settlement of claims relating to prior years.
    The table below provides a reconciliation between actual income tax expense and the theoretical income tax expense, calculated on the basis of the applicable corporate tax rate in effect in Italy, which was 24.0 percent for each of the years ended December 31, 2020, 2019 and 2018.

	For the years ended December 31,
	2020	2019	2018
	(€ thousand)
Theoretical income tax expense, net of IRAP	160,088	210,088	192,706
Tax effect on:
Permanent and other differences	(129,016)	(76,187)	(58,877)
Effect of changes in tax rates and tax regulations	800	733	—
Differences between foreign tax rates and the theoretical Italian tax rate and tax holidays	1,734	3,457	1,216
Taxes relating to prior years	514	7,208	(145,084)
Withholding tax on earnings	1,373	3,360	1,514
Total income tax expense/(benefit), net of IRAP	35,493	148,659	(8,525)
Effective tax rate, net of IRAP	5.3%	17.0%	(1.1)%
IRAP (current and deferred)	22,662	27,997	24,842
Total income tax expense	58,155	176,656	16,317

In order to facilitate the understanding of the tax rate reconciliation presented above, income tax expense has been presented net of Italian Regional Income Tax (“IRAP”). IRAP is calculated on a measure of income defined by the Italian Civil Code as the difference between operating revenues and costs, before financial income and expense, the cost of fixed-term employees, credit losses and any interest included in lease payments. The applicable IRAP rate was 3.9 percent for each of the years ended December 31, 2020, 2019 and 2018.
    The decrease in the effective tax rate net of IRAP from 17.0 percent in 2019 to 5.3 percent in 2020 was primarily attributable to the tax benefits from the measures introduced in Italy by the art. 110 of the Law Decree No. 104/2020, converted in the Law n. 126/2020, enacting “Urgent measures to support and relaunch the economy”, which reopened the voluntary step up of tangible and intangible assets, with the application of a substitutive tax rate (3%), and to a lesser extent, the effects of deductions for eligible research and development costs. The net benefit, which amounted to €74,700 thousand, is included within “permanent and other differences” for 2020 in the tax rate reconciliation above. The negative effective tax rate of 1.1 percent in 2018 was primarily attributable to the Group’s application of the Patent Box tax regime starting in the third quarter of 2018, including the recognition in 2018 of the positive impact of the Patent Box relating to the years 2015 to 2017. The Patent Box benefit relating to the years 2015 to 2017 is included within “taxes relating to prior years” and the Patent Box benefit relating to 2020, 2019 and 2018 is included within “permanent and other differences” for the respective years in the tax rate reconciliation above.
The analysis of deferred tax assets and deferred tax liabilities at December 31, 2020 and 2019, is as follows:

	At December 31,
	2020	2019
	(€ thousand)
Deferred tax assets:
To be recovered after 12 months	95,209	16,445
To be recovered within 12 months	57,012	57,238
	152,221	73,683
Deferred tax liabilities:
To be realized after 12 months	(96,179)	(77,334)
To be realized within 12 months	(17,295)	(4,874)
	(113,474)	(82,208)
Net deferred tax assets/(liabilities)	38,747	(8,525)
    The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

	At December 31, 2019	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2020
	(€ thousand)
Deferred tax assets arising on:
Provisions	100,298	(8,748)	—	(887)	90,663
Deferred income	53,843	(1,602)	—	—	52,241
Employee benefits	2,930	—	1	—	2,931
Foreign currency exchange rate differences	1,437	(920)	—	(1)	516
Cash flow hedge reserve	1,786	—	(1,786)	—	—
Inventory obsolescence	51,972	10,032	—	(278)	61,726
Allowances for doubtful accounts	5,407	239	—	(3)	5,643
Depreciation	17,564	(10)	—	(3)	17,551
Trademark step-up	—	83,700	—	—	83,700
Patent box	—	27,902	—	—	27,902
Other	17,695	(8,298)	—	(3,370)	6,027
Total deferred tax assets	252,932	102,295	(1,785)	(4,542)	348,900
Deferred tax liabilities arising on:
Depreciation	(8,881)	764	—	567	(7,550)
Capitalization of development costs	(224,851)	(39,238)	—	2	(264,087)
Employee benefits	(750)	(94)	—	—	(844)
Foreign currency exchange rate differences	(399)	(160)	—	—	(559)
Cash flow hedge reserve	—	—	(9,505)	—	(9,505)
Tax on undistributed earnings	(13,983)	(1,878)	—	—	(15,861)
Other	(12,593)	785	—	61	(11,747)
Total deferred tax liabilities	(261,457)	(39,821)	(9,505)	630	(310,153)
Total net deferred tax assets/(liabilities)	(8,525)	62,474	(11,290)	(3,912)	38,747

	At December 31, 2018	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2019
	(€ thousand)
Deferred tax assets arising on:
Provisions	108,147	(8,181)	—	332	100,298
Deferred income	51,578	2,265	—	—	53,843
Employee benefits	2,474	—	456	—	2,930
Cash flow hedge reserve	1,176	—	610	—	1,786
Foreign currency exchange rate differences	859	578	—	—	1,437
Inventory obsolescence	38,275	13,626	—	71	51,972
Allowances for doubtful accounts	4,301	1,104	—	2	5,407
Depreciation	17,241	321	—	2	17,564
Other	11,147	5,858	—	690	17,695
Total deferred tax assets	235,198	15,571	1,066	1,097	252,932
Deferred tax liabilities arising on:
Depreciation	(9,303)	572	—	(150)	(8,881)
Capitalization of development costs	(171,707)	(53,144)	—	—	(224,851)
Employee benefits	(670)	(80)	—	—	(750)
Exchange rate differences	(149)	(251)	—	1	(399)
Cash flow hedge reserve	(1)	1	—	—	—
Tax on undistributed earnings	(16,371)	2,388	—	—	(13,983)
Other	(15,395)	2,798	—	4	(12,593)
Total deferred tax liabilities	(213,596)	(47,716)	—	(145)	(261,457)
Total net deferred tax assets	21,602	(32,145)	1,066	952	(8,525)
    The decision to recognize deferred tax assets is made for each company in the Group by assessing whether the conditions exist for the future recoverability of such assets by taking into account the basis of the most recent forecasts from budgets and business plans.
    Deferred taxes on the undistributed earnings of subsidiaries have not been recognized, except in cases where it is probable the distribution will occur in the foreseeable future. For additional information, at December 31, 2020, the aggregate amount of temporary differences related to remaining distributable earnings of the Group’s subsidiaries where deferred tax liabilities have not been recognized amounted to €164,803 thousand (€151,990 thousand at December 31, 2019).